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                  PROSPECTUS SUPPLEMENT DATED JANUARY 16, 2004

               THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUSES

THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES, DATED MARCH 1, 2003, AS SUPPLEMENTED JUNE 2, 2003, OCTOBER 1, 2003, DECEMBER 15, 2003 AND DECEMBER 22, 2003

THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES, DATED MARCH 1, 2003, AS SUPPLEMENTED MARCH 17, 2003, JUNE 2, 2003, DECEMBER 15, 2003 AND DECEMBER 22, 2003

THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS Y SHARES, DATED MARCH 1, 2003, AS SUPPLEMENTED APRIL 11, 2003, JUNE 2, 2003, OCTOBER 1, 2003 AND DECEMBER 15, 2003

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THE HARTFORD ADVISERS FUND

Effective February 1, 2004, John C. Keogh, Senior Vice President of Wellington Management, LLP, replaced Paul D. Kaplan as co-Portfolio Manager of The Hartford Advisers Fund. Mr. Keogh joined Wellington in 1983 and has been an investment professional involved in portfolio management since that time.